Deferred Income (Tables)	9 Months Ended
Sep. 30, 2024
Deferred Income
Schedule of deferred income

	September 30,	December 31,
	2024	2023
	€1.000	€1.000
Payments from Eli Lilly	24,508	20,569
Payments from Rett Syndrome Research Trust	352	—
Current deferred income	24,860	20,569

Payments from Eli Lilly	30,728	44,170
Non-current deferred income	30,728	44,170

Total deferred income	55,588	64,739